SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash							$ 30,146
Incurred net losses	$ 1,035,981	$ 1,044,266	$ 587,530	$ 575,001	$ 2,080,247	$ 1,162,531	3,712,047	$ 4,299,470
Cash, FDIC Insured Amount	250,000				250,000		250,000
Cash	454,256				454,256		30,146	431,374
Working capital deficit	795,946				795,946
Cash, Uninsured Amount	0				0
Convertible Notes Payable	405,305				405,305
Retained Earnings (Accumulated Deficit)	(34,085,857)				(34,085,857)		$ (31,600,305)	$ (27,888,258)
Accounting Standards Update 2020-06 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Retained Earnings (Accumulated Deficit)	$ 405,305				$ 405,305
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of shares outstanding, diluted					53,214,479		120,358,262